Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Collective Mining Ltd. (“CML”) and its subsidiaries (collectively referred to as the “Company”) are principally engaged in the acquisition, exploration and development of mineral properties located in Colombia. The Company principally carries on business through an Ontario corporation and a foreign company branch office in Colombia.

The Company’s common shares began trading on the Toronto Stock Venture Exchange (“TSXV”) on May 20, 2021 under the symbol “CNL”. On July 18, 2022, the Company’s shares began trading on the OTCQX® Best Market under the symbol “CNLMF”. Effective September 6, 2023, CML’s common shares were voluntarily delisted from the TSXV and began trading on the Toronto Stock Exchange (“TSX”) under their current stock symbol “CNL”. Additionally, in 2023, the Company was listed on the Frankfurt Stock Exchange (the FSE) under the symbol “GG1”. On July 17, 2024, CML’s common shares were voluntarily delisted from the OTCQX® Best Market and began trading on the NYSE American LLC under the symbol “CNL”.

The registered office for CML is located at 82 Richmond St E 4th Floor Toronto, Ontario, Canada.

To date, the Company has not generated any revenue from mining or other operations as it is considered to be in the exploration stage.